As filed with the Securities and Exchange Commission on January 27, 2026

1933 Act Registration No. 333-290928

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.                 ☒    Post-Effective Amendment No. 2

(Check appropriate box or boxes)

__________________

HC Capital Trust

(Exact Name of Registrant as Specified in Charter)

Five Tower Bridge, 300 Barr Harbor, 5th Floor

West Conshohocken, PA 19428-2970

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

610-828-7200

Copies of communications to:

Michael P. O'Hare, Partner Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	(With Copy To): Marguerite C. Bateman, Shareholder VedderPrice, P.C. 1401 New York Avenue, Suite 500 Washington, DC 20005

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will go effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on November 21, 2025 under Accession number 0001104659-25-114961.

PART C: OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article VII of the Trust’s Amended and Restated and Declaration of Trust and to Article VI of the Trust's By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

1.	Charter

(a)(i)	Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware (Incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998).

(a)(ii)	Certificate of Amendment to Certificate of Trust filed on April 25, 2006 with the Secretary of State of Delaware. (Incorporated by reference to Exhibit (a)(1)(b) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020).

(a)(iii)	Certificate of Amendment to Certificate of Trust filed on March 2, 2010 with the Secretary of State of Delaware. (Incorporated by reference to Exhibit (a)(1)(c) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020).

(b)	Amended and Restated Declaration and Agreement of Trust (as amended March 8, 2010) (Incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010).

2.	By-Laws

Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999, April 14, 2000, December 10, 2008, March 8, 2010, February 1, 2017, March 26, 2019 and March 10, 2020). (Incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

3.	Voting Trust Agreement affecting more than 5% of any class of equity securities of Registrant: Not applicable.

4.	Form of Plan of Reorganization attached as Exhibit A to the Prospectus/Proxy Statement and incorporated herein by reference.

5.	Instruments defining right of security holders. (All relevant provisions included in Exhibit (1), as referenced above.)

6.	Investment Advisory Contracts.

(a)(i)	Amended and Restated Investment Advisory Agreement dated March 9, 2021 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio), The International Equity Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The Short-Term Municipal Bond Portfolio and The Intermediate-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(1)(a) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(a)(ii)	Amendment No. 1 to the Amended and Restated Investment Advisory Agreement dated September 18, 2023 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio), The International Equity Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The Short-Term Municipal Bond Portfolio and The Intermediate-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on October 30, 2023.)

(a)(iii)	Amendment No. 2 to the Amended and Restated Investment Advisory Agreement dated March 11, 2025 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The U.S. Equity Portfolio, The International Equity Portfolio, The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The Short-Term Municipal Bond Portfolio and The Intermediate-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(1)(c) of Post-Effective Amendment No. 102 filed with the Securities and Exchange Commission on August 28, 2025.)

(a)(iv)	Amended and Restated Investment Advisory Agreement dated March 9, 2021 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Institutional U.S. Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. (Incorporated by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(a)(v)	Appendix A, dated March 8, 2022, to the Amended and Restated Investment Advisory Agreement dated March 9, 2021 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Institutional U.S. Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. (Incorporated by reference to Exhibit (d)(1)(c) of Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 29, 2022.)

(a)(vi)	Amendment No. 1 to the Amended and Restated Investment Advisory Agreement dated September 18, 2023 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Institutional U.S. Equity Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. (Incorporated by reference to Exhibit (d)(1)(e) of Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on October 30, 2023.)

(b)(i)	Portfolio Management Agreement, dated November 30, 2010, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Core Fixed Income Portfolio. (Incorporated by reference to Exhibit (d)(55) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(b)(ii)	Amendment No. 1, dated December 1, 2012, to the Portfolio Management Agreement dated November 30, 2010, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Core Fixed Income Portfolio. (Incorporated by reference to Exhibit (d)(49)(b) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(c)	Portfolio Management Agreement, dated August 22, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The Core Fixed Income Portfolio (US Corporate Fixed Income). (Incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(d)	Portfolio Management Agreement, dated October 1, 2020, between the Trust and Agincourt Capital Management, LLC related to The Core Fixed Income Portfolio. (Incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 92 filed with the Securities and Exchange Commission on October 28, 2020.)

(e)	Portfolio Management Agreement for the Fixed Income Portfolios (Options Overlay), dated March 1, 2021, between the Trust and Parametric Portfolio Associates, LLC related to The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and The Intermediate Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(f)(i)	Portfolio Management Agreement, dated November 11, 2010, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The U.S. Government Fixed Income Securities Portfolio. (Incorporated by reference to Exhibit (d)(50) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(f)(ii)	Amendment No. 1, dated December 1, 2012, to the Portfolio Management Agreement dated November 11, 2010, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The U.S. Government Fixed Income Securities Portfolio. (Incorporated by reference to Exhibit (d)(45)(b) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(g)	Portfolio Management Agreement, dated August 22, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The U.S. Corporate Fixed Income Securities Portfolio. (Incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(h)	Portfolio Management Agreement, dated October 1, 2020, between the Trust and Agincourt Capital Management, LLC related to The U.S. Corporate Fixed Income Securities Portfolio. (Incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 92 filed with the Securities and Exchange Commission on October 28, 2020.)

(i)	Portfolio Management Agreement, dated January 8, 2013, between the Trust and Mellon Capital Management Corporation (n/k/a Mellon Investments Corporation) related to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. (Incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

7.	Distribution Agreement.

Distribution Agreement, dated July 1, 2025, between the Trust and Ultimus Fund Distributors, LLC. (Incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 102 filed with the Securities and Exchange Commission on August 28, 2025.)

8.	Bonus or Profit Sharing Contracts: Not applicable.

9.	Custodian Agreement.

(a)(i)	Custodian Agreement, dated February, 2006 between State Street Bank and Trust Company and the Trust. (Incorporated by reference to Exhibit (g)(a) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(a)(ii)	Revised Schedule D, dated December 15, 2015, to the Custodian Agreement dated February, 2006, between State Street Bank and Trust Company and the Trust. (Incorporated by reference to Exhibit (g)(1)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(b)	Foreign Custody Manager Delegation Agreement dated July 2, 2001, between Bankers Trust Company and the Trust. (Incorporated by reference to Exhibit (g)(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

(c)(i)	Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(1)(d) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(c)(ii)	Exhibit A, dated February 12, 2019, to the Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(c)(iii)	First Amendment, dated July 29, 2015, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(c)(iv)	Second Amendment, dated August 15, 2017, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(d) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.).

(c)(v)	Third Amendment, dated March 27, 2018, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(e) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.).

(c)(vi)	Fourth Amendment, dated April 27, 2020, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated herein by reference to Exhibit (g)(3)(f) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(c)(vii)	Amended Annex I to Schedule VII, dated November 9, 2023, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit 9(c)(vii) of Form N-14 filed with the Securities and Exchange Commission on March 15, 2024.).

(c)(viii)	Exhibit A, dated August 20, 2024, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated herein by reference to Exhibit (g)(3)(h) of Post-Effective Amendment No. 101 filed with the Securities and Exchange Commission on October 28, 2024.)

(c)(ix)	Fifth Amendment, dated August 1, 2025, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated herein by reference to Exhibit (g)(3)(i) of Post-Effective Amendment No. 103 filed with the Securities and Exchange Commission on October 28, 2025.)

10.	Rule 12b-1 Plans and Rule 18f-3 Plans: Not applicable.

11.	Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable: (Previously filed on Form N-14 of Registrant as filed with the Securities and Exchange Commission on October 17, 2025 and incorporated herein by reference thereto).

12.	Opinion of Counsel with respect to tax consequences: Filed herewith as Exhibit 12.

13.	Other Material Contracts.

(a)(i)	Letter Agreement (a/k/a Compliance Services Agreement) between the Trust and Alaric Compliance Services LLC dated December 18, 2008. (Incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(a)(ii)	Amendment, dated January 1, 2010, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008,, between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(b) of Post-Effective Amendment No. 81 filed with the Securities and Exchange Commission on October 28, 2016.)

(a)(iii)	Second Amendment, dated December 31, 2014, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008 between the Trust and Alaric Compliance Services, LLC. (Incorporated by reference to Exhibit (h)(4)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(a)(iv)	Third Amendment, dated December 15, 2015, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008 between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(d) of Post-Effective Amendment No. 81 filed with the Securities and Exchange Commission on October 28, 2016.)

(a)(v)	Fourth Amendment, dated January 1, 2018, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008, between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(e) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(a)(vi)	Fifth Amendment, dated January 1, 2020, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008, between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(f) of Post-Effective Amendment No. 91 filed with the Securities and Exchange Commission on August 27, 2020.)

(a)(vii)	Assignment and Amendment Agreement, dated December 7, 2021, between the Trust, Alaric Compliance Services LLC and Foreside Fund Officer Services, LLC. (Incorporated by reference to Exhibit (h)(1)(g) of Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 29, 2022.)

(a)(viii)	Sixth Amendment, dated June 1, 2023, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008, between the Trust and Foreside Officer Services LLC. (Incorporated by reference to Exhibit (h)(1)(h) of Post-Effective Amendment No. 98 filed with the Securities and Exchange Commission on August 28, 2023.)

(b)(i)	Services Agreement, dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

(b)(ii)	Amendment, dated March 31, 2015, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(b)(iii)	Revised Schedule 5, dated December 15, 2015, to the Services Agreement dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(5)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(b)(iv)	Amendment, dated March 13, 2018, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(d) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(b)(v)	Amendment, dated March 26, 2019, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(e) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(b)(vi)	Amendment, dated December 15, 2020, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(f) of Post-Effective Amendment No. 93 filed with the Securities and Exchange Commission on August 27, 2021.)

(b)(vii)	Amendment, dated September 14, 2021, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(g) of Post-Effective Amendment No. 94 filed with the Securities and Exchange Commission on October 28, 2021.)

(b)(viii)	Amendment, dated March 8, 2022, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014 . (Incorporated by reference to Exhibit (h)(2)(h) of Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on August 29, 2022.)

(b)(ix)	Amendment, dated September 18, 2023, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(i) of Post-Effective Amendment No. 99 filed with the Securities and Exchange Commission on October 30, 2023.)

(b)(x)	Amendment, dated March 12, 2024, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (13)(b)(x) of Form N-14 filed with the Securities and Exchange Commission on March 15, 2024.)

(b)(xi)	Amendment, dated September 23, 2025, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated herein by reference to Exhibit (h)(2)(k) of Post-Effective Amendment No. 103 filed with the Securities and Exchange Commission on October 28, 2025.)

(c)(i)	Transfer Agency Services Agreement, dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(c)(ii)	Revised Schedule 5, dated December 15, 2015, to the Transfer Agency Services Agreement dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(6)(b) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(c)(iii)	Amendment, dated December 6, 2016, to the Transfer Agency Services Agreement dated March 27, 2015, between the Trust and FIS Investor Services LLC. (Incorporated by reference to Exhibit (h)(3)(c) of Post-Effective Amendment No. 83 filed with the Securities and Exchange Commission on August 28, 2017.)

(d)	Adoption Agreement, dated January 31, 2018, between the Trust and BNY Mellon Asset Management North America Corporation. (Incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(e)	ReFlow Fund, LLC Participating Fund Agreement, dated March 14, 2023, between the Trust and ReFlow Fund, LLC with respect to The Growth Equity Portfolio (n/k/a The U.S. Equity Portfolio) and The Institutional U.S. Equity Portfolio. (Incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 98 filed with the Securities and Exchange Commission on August 28, 2023.)

14.	Consent of Independent Registered Public Accounting Firm: (Previously filed on Form N-14 of Registrant as filed with the Securities and Exchange Commission on November 21, 2025 and incorporated herein by reference thereto)

15.	Omitted Financial Statements: Not applicable.

16.	Powers of Attorney: Filed herewith as Exhibit No. 16.

17.	Additional Exhibits.

Item 17.  Undertakings:

(i)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Exhibit List

(12)	Opinion of Counsel with respect to tax consequences.

(16)	Powers of Attorney.

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of West Conshohocken and Commonwealth of Pennsylvania, on the 27th day of January, 2026.

HC Capital Trust

*
Geoffrey A. Trzepacz
President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 27th day of January, 2026.

*	Trustee	January 27, 2026
John M. Dyer

*	Trustee	January 27, 2026
Jarrett Burt Kling

*	Trustee	January 27, 2026
Geoffrey A. Trzepacz

*	Trustee	January 27, 2026
R. Richard Williams

*	Trustee	January 27, 2026
Richard W. Wortham, III

*By:	/s/ Colette Bergman
Colette Bergman
As Attorney-in-fact and Treasurer, Principal Financial Officer and Principal Accounting Officer

January 27, 2026